Significant events and transactions	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Significant events and transactions
4	Significant events and transactions
SEAC merger
On the Closing date the Company completed the merger pursuant to the Business Combination Agreement dated April 23, 2021, by and among SGHC, Super Group, SEAC, a New York Stock Exchange (‘NYSE’) publicly traded special purpose acquisition company based in the United States, Merger Sub, a Delaware corporation and a wholly-owned
subsidiary of Super Group, which resulted in the public listing of the Group, described in this section.
Prior to the closing date, SGHC shareholders
(“Pre-Closing
Holders”) exchanged all issued shares in SGHC for newly issued shares in Super Group at an agreed ratio of 8.51 to 1. As a consequence of the exchange previously existing shareholders of SGHC obtained 458,721,777 ordinary shares in Super Group, equating to 93.58% of the issued capital of Super Group (SGHC) Limited. This ratio resulted in each individual SGHC shareholder maintaining the same ownership percentage in Super Group as each shareholder had in SGHC. The transaction was accounted for as a capital reorganization because Super Group did not meet the definition of a business under IFRS 3,
Business Combinations
prior to the capital reorganization. Under a capital reorganization, the consolidated financial statements of Super Group reflect the net assets acquired at SGHC’s pre-combination
book values. Following the capital reorganization, SGHC is a wholly owned subsidiary of Super Group. The June 30, 2021 comparative financial statements are based on the operations of SGHC prior to the capital reorganization. Comparative earnings per share, basic and diluted were restated for the effect of the capital reorganization.
On the Closing date, SEAC merged with and into Merger Sub, with SEAC as the surviving company continuing as a wholly owned subsidiary of Super Group and at the effective time of the merger, each share of Class A common stock of SEAC was cancelled and extinguished and converted into the right to receive one ordinary share of no par value of Super Group.
SEAC is not considered a business as defined by IFRS 3,
Business Combinations
given it consists predominately of cash in the Trust Account. As Super Group acquired SEAC’s cash balance and other net assets and SEAC’s public listing through the issuance of its shares and warrants, the merger transaction is accounted for under IFRS 2,
Share-based
Payment.
Under this method of accounting, there is no acquisition accounting and no recognition of goodwill. SEAC is treated as the acquired company for financial reporting purposes.
The difference in the fair value of the consideration (i.e. 31,475,691 shares, 22,499,986 public warrants and 11,000,000 private warrants issued by Super Group) for the acquisition of SEAC over the fair value of the identifiable net assets of SEAC represents a service for the listing of Super Group and is recognized as a share-based
payment expense.
The fair value of consideration transferred for the acquisition of SEAC on January 27, 2022 was as follows:

•	Closing share price of SEAC’s shares as traded on NYSE which was $8.14 per share (€7.19), resulting in a value of €226.4 million.

•	Closing price of SEAC’s public warrants as traded on NYSE which was $1.63 per warrant (€1.44), resulting in a value of €32.3 million.

•	The valuation of the private warrants using the Black Scholes valuation at a total amount of €14.1 million.
The net assets of SEAC of €146.2 million, which were primarily comprised of €170.6 million in cash and cash equivalents less redemptions, deferred underwriting fees and offering costs of €17.5 million and accrued expenses of €4.6 million, were assumed by Super Group and the issuance of ordinary shares and warrants by Super Group was recognized at a fair value of €272.8 million, with the resulting difference amounting to €126.2 million representing the listing expense recognized on the transaction.
SGHC incurred transactions costs of €22.9 million of which €21.6 million has been allocated to
Pre-Closing
Holders and expensed with the remaining amount of €1.4 million allocated to new share ownership and applied as a reduction to issued

capital.
Warrants
The warrants issued by Super Group as part of the consideration are classified as financial liabilities with any movements in the value of the warrants reflected in the interim condensed consolidated statement of profit or loss and other comprehensive income. Each warrant entitles the holder to purchase one Super Group ordinary share at a price of $11.50 per share, subject to certain adjustments. The warrants will expire on January 27, 2027, or earlier upon redemption or liquidation. The warrants were revalued as at June 30, 2022 at €17.4 million, resulting in a gain recognized in the income statement of €34.6 million for the period, net of foreign currency exchange rate movements in the period which resulted in a €5.6 million charge to foreign exchange movements on revaluation of warrants and earnouts within the interim condensed consolidated statement of profit and loss and other comprehensive income.
Earnout Shares
Further to the above, pursuant to the Business Combination Agreement,
Pre-Closing
Holders have a contingent right to receive up to 50,969,088 Earnout Shares. The Earnout Shares are issuable by Super Group to the
Pre-Closing
Holders subject to attainment of certain stock price hurdles over a five-year
period from the Closing Date.
As the arrangement may result in Super Group issuing a variable number of shares in the future, in accordance with IAS 32, the Earnout Shares have been recognized as a financial liability measured at fair value. The initial offsetting entry has been made to Earnout reserves as this is recorded in the same manner as a dividend since it is giving value to existing shareholders. Subsequently, the financial liability is re-measured
to fair value at each reporting date with any changes in value reflected in the interim condensed consolidated statement of profit or loss and other comprehensive income. The Earnout Shares were valued at €250.0 million on January 27, 2022 using an option pricing model. The earnout liability was revalued as at June 30, 2022 at €73.8 million, resulting in a gain recognized in the income statement of €194.9 million for the period net of foreign currency exchange rate movements in the period which resulted in a €18.8 million charge to foreign exchange on revaluation of warrants and earnouts within the interim condensed consolidated statement of profit and loss and other comprehensive income.
Repurchases
Concurrently with the execution of the Business Combination Agreement, the Company, SGHC, and certain
Pre-Closing
Holders entered into repurchase agreements pursuant to which the Company repurchased Super Group shares from such shareholders. Aggregate cash consideration of €222.3 million was paid to certain of the
Pre-Closing
Holders in exchange for an agreed portion of their Super Group shares at a value of $10 per share.